Commitments and Contingencies - Summary of Contractual Payments under Non-Cancelable Leases (Detail) ₨ in Millions	Mar. 31, 2019 INR (₨)
Disclosure of operating lease by lessee [line items]
Contractual payments under non-cancelable leases	₨ 19,741
Not later than one year [member]
Disclosure of operating lease by lessee [line items]
Contractual payments under non-cancelable leases	7,006
Later than one year but not later than five years [member]
Disclosure of operating lease by lessee [line items]
Contractual payments under non-cancelable leases	11,106
Later than five years [member]
Disclosure of operating lease by lessee [line items]
Contractual payments under non-cancelable leases	₨ 1,629